Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2020
Other equity instruments
Details of other equity instruments

			Initial
Type of	Issuance		Distribution					Conversion	Conversion
Instruments	Date	Category	Rate	Issue Price	Number	Par Value	Initial Period	Condition	Result
				RMB ’000		RMB ’000
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	8 years	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	8 years	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	8 years	None	None
China Life Financing Plan (1st)	September 2019	Equity Instrument	5.05%	—	—	2,070,000	8 years	None	None
PICC Financing Plan (1st)	September 2019	Equity Instrument	5.10%	—	—	930,000	10 years	None	None
2019 medium-term notes (2nd)	October 2019	Equity Instrument	4.08%	0.1	20,000,000	2,000,000	3 years	None	None
2019 medium-term notes (3rd)	October 2019	Equity Instrument	4.05%	0.1	20,000,000	2,000,000	3 years	None	None
China Life Financing Plan (2nd)	October 2019	Equity Instrument	5.05%	—	—	2,260,000	8 years	None	None
PICC Financing Plan (2nd)	October 2019	Equity Instrument	5.10%	—	—	1,740,000	10 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.15%	0.1	25,000,000	2,500,000	3 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.53%	0.1	15,000,000	1,500,000	5 years	None	None
Bond C	March 2020	Equity Instrument	3.58%	0.1	20,000,000	2,000,000	3 years	None	None
Bond D	March 2020	Equity Instrument	3.85%	0.1	10,000,000	1,000,000	5 years	None	None
2020 medium-term notes (1st)	April 2020	Equity Instrument	3.18%	0.1	30,000,000	3,000,000	3 years	None	None
China Life Financing Plan (3rd)	April 2020	Equity Instrument	4.75%	-	-	3,570,000	8 years	None	None
PICC Financing Plan (3rd)	April 2020	Equity Instrument	4.75%	-	-	930,000	10 years	None	None
Bond E	April 2020	Equity Instrument	3.09%	0.1	25,000,000	2,500,000	3 years	None	None
2020 medium-term notes (2nd)	June 2020	Equity Instrument	3.60%	0.1	35,000,000	3,500,000	3 years	None	None
2020 medium-term notes (3rd)	August 2020	Equity Instrument	3.99%	0.1	20,000,000	2,000,000	3 years	None	None
PICC Financing Plan (4th)	August 2020	Equity Instrument	4.60%	-	-	3,000,000	10 years	None	None
Bond F	September 2020	Equity Instrument	4.38%	0.1	30,000,000	3,000,000	3 years	None	None
2020 medium-term notes (4th)	September 2020	Equity Instrument	4.40%	0.1	10,000,000	1,000,000	3 years	None	None
Total						48,000,000

Changes of other equity instruments

	As at 1 January 2020		Issuance		Cumulative distributions				As at 31 December 2020
Type of Instruments					Accrued	Distribution	Redemption	Redemption
	Number	Amount	Number	Amount	distribution	payment	value	difference	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000		RMB ’000
Bond A	25,000,000	2,533,780	—	(131)	92,445	(126,250)	(2,500,000)	156	—	—
Bond B	25,000,000	2,534,583	—	—	129,345	(129,250)	—	—	25,000,000	2,534,678
Yingda Insurance Financing Plan (1st)	—	3,288,808	—	—	193,254	(193,254)	—	—	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	828,463	—	—	48,681	(48,681)	—	—	—	828,463
Yingda Insurance Financing Plan (3rd)	—	891,575	—	—	52,390	(52,390)	—	—	—	891,575
China Life Financing Plan (1st)	—	2,073,484	—	—	106,277	(106,277)	—	—	—	2,073,484
PICC Financing Plan (1st)	—	930,922	—	—	48,221	(48,221)	—	—	—	930,922
2019 medium-term notes (2nd)	20,000,000	2,011,533	—	—	81,646	(81,600)	—	—	20,000,000	2,011,579
2019 medium-term notes (3rd)	20,000,000	2,011,271	—	—	81,041	(81,000)	—	—	20,000,000	2,011,312
China Life Financing Plan (2nd)	—	2,263,804	—	—	116,032	(116,032)	—	—	—	2,263,804
PICC Financing Plan (2nd)	—	1,741,726	—	—	90,219	(90,219)	—	—	—	1,741,726
2019 medium-term notes (4th)	25,000,000	2,511,441	—	—	103,794	(103,750)	—	—	25,000,000	2,511,485
2019 medium-term notes (4th)	15,000,000	1,506,431	—	—	67,979	(67,950)	—	—	15,000,000	1,506,460
Bond C	—	—	20,000,000	1,999,980	55,711	—	—	—	20,000,000	2,055,691
Bond D	—	—	10,000,000	999,990	29,956	—	—	—	10,000,000	1,029,946
2020 medium-term notes (1st)	—	—	30,000,000	2,981,135	68,741	—	—	—	30,000,000	3,049,876
China Life Financing Plan (3rd)	—	—	-	3,570,000	120,587	(114,934)	—	—	—	3,575,653
PICC Financing Plan (3rd)	—	—	-	930,000	31,168	(30,309)	—	—	—	930,859
Bond E	—	—	25,000,000	2,499,975	53,546	—	—	—	25,000,000	2,553,521
2020 medium-term notes (2nd)	—	—	35,000,000	3,484,124	67,660	—	—	—	35,000,000	3,551,784
2020 medium-term notes (3rd)	—	—	20,000,000	1,995,313	29,515	—	—	—	20,000,000	2,024,828
PICC Financing Plan (4th)	—	—	-	3,000,000	48,683	(46,000)	—	—	—	3,002,683
Bond F	—	—	30,000,000	2,999,970	40,680	—	—	—	30,000,000	3,040,650
2020 medium-term notes (4th)	—	—	10,000,000	997,094	12,898	—	—	—	10,000,000	1,009,992

Total		25,127,821		25,457,450	1,770,469	(1,436,117)	(2,500,000)	156		48,419,779